Finance Leases - Additional Information (Details) $ in Millions						1 Months Ended
	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Nov. 30, 2018	Oct. 25, 2018	Jun. 26, 2018	Dec. 31, 2020 facility	Dec. 31, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 item
Number Of Finance Lease Facility									6	6
Number of vessel in operation | item										12		12
Japanese Leases No.1 and 2 [Member]
Number of subsidiaries					2
Sellers Credit Note | $					$ 2.9						$ 2.9
Japanese Leases No.1 and 2 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $					$ 2.9
Japanese Lease No.3 [Member]
Number of subsidiaries				1
Sellers Credit Note | $				$ 1.4
Japanese Lease No.3 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $				$ 1.4
Japanese Lease No.4 [Member]
Number of subsidiaries	1
Finance Lease Expiry Period						2029
Debt Instrument, Basis Spread on Variable Rate						3.20%
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 3.20%
CMBFL Leases No.1 to 4 [Member]
Number of subsidiaries		2	2
Finance Lease Expiry Period							2025
Debt Instrument, Basis Spread on Variable Rate							3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA [Member]
Number of subsidiaries		2
Finance Lease Expiry Period							2030
Debt Instrument, Basis Spread on Variable Rate							4.50%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 4.50%
China Huarong Leases [Member]
Number of subsidiaries	2
Finance Lease Expiry Period						2025
Debt Instrument, Basis Spread on Variable Rate						3.50%
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 3.50%